Capitalized Software, Net - Summary of Capitalized Software, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Research and Development [Abstract]
Website costs	$ 4,120	$ 3,571	$ 2,522
Development in Process	3,066	2,294	703
Less: Accumulated amortization	(2,068)	(1,311)	(625)
Capitalized software, net	$ 5,118	$ 4,554	$ 2,600